Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

(a)

	Office equipment	Leasehold improvements	Transportation equipment	Others	Total
Cost:
Balance at January 1, 2025	$385,100	198,263	132,843	260,329	976,535
Additions	48,407	480,765	—	8,888	538,060
Reclassification	—	205,672	—	—	205,672
Disposal	(23,469)	(1,242)	—	(7,330)	(32,041)
Effect of Exchange Rate Movements	16,494	53,550	5,661	63,999	139,704
Balance at December 31, 2025	$426,532	937,008	138,504	325,886	1,827,930
Balance at January 1, 2024	$400,932	470,732	—	248,134	1,119,798
Additions	13,589	66,212	135,286	54,915	270,002
Disposal	(3,487)	(313,278)	—	(22,837)	(339,602)
Effect of Exchange Rate Movements	(25,934)	(25,403)	(2,443)	(19,883)	(73,663)
Balance at December 31, 2024	$385,100	198,263	132,843	260,329	976,535

Accumulated amortization and impairment:
Balance at January 1, 2025	$329,328	124,961	24,354	131,542	610,185
Depreciation	47,465	91,649	27,903	36,650	203,667
Impairment	540	—	—	1,243	1,783
Disposal	(23,469)	(1,242)	—	(7,330)	(32,041)
Effect of Exchange Rate Movements	14,121	44,483	836	58,300	117,740
Balance at December 31, 2025	$367,985	259,851	53,093	220,405	901,334
Balance at January 1, 2024	$301,717	438,623	—	122,816	863,156
Depreciation	51,421	22,187	24,802	37,101	135,511
Impairment	—	—	—	6,183	6,183
Disposal	(3,487)	(313,278)	—	(22,837)	(339,602)
Effect of Exchange Rate Movements	(20,323)	(22,571)	(448)	(11,721)	(55,063)
Balance at December 31, 2024	$329,328	124,961	24,354	131,542	610,185
Carrying amounts:
Balance at December 31, 2025	$58,547	677,157	85,411	105,481	926,596
Balance at December 31, 2024	$55,772	73,302	108,489	128,787	366,350

Summary of Lease Liabilities	4. Lease liabilities

	December 31,	December 31,
	2025	2024
Current portion	$1,126,510	1,177,303
Non-current portion	$2,780,453	3,789,208

Summary of Carrying Amounts of Right-of-use Assets and Related Depreciation Charge
2.
The carrying amounts of right-of-use assets and the related depreciation charge were as follows:

	December 31,	December 31,
	2025	2024
Buildings	$3,447,950	4,535,716
Transportation equipment	5,467	20,976
Total	$3,453,417	4,556,692

	2025	2024	2023
	Depreciation charge	Depreciation charge	Depreciation charge
Buildings	$1,247,124	1,075,143	710,213
Transportation equipment	16,522	46,972	39,381
Total	$1,263,646	1,122,115	749,594

Summary of Additional Lease Information
5.
Additional lease information

	2025	2024	2023
Expenses relating to short-term leases	$9,048	36,364	17,192
Expenses relating to low-value asset leases	$19,592	11,464	9,322
Expenses relating to variable lease payments not included
in the measurement of lease liabilities	$164,278	166,351	168,886

Summary of Reconciliation of Lease Liabilities to Cash Flows from Financing Activities
(b)
Reconciliation of liabilities arising from financing activities was as follows:

		Cash flows		Non-cash flows
	January 1, 2025	Increase	Decrease	Change in other payables (including related party)	Payments from trust funds	Changes in lease payments/ loan installments	Fair value changes	Converted into share capital	Foreign exchange movement	Others	December 31, 2025
Long-term borrowings liabilities	$1,133,887	—	(349,698)	—	—	—	—	—	50,854	—	835,043
Other payables (installment payables)	102,292	—	(16,129)	—	—	—	—	—	4,476	—	90,639
Other payables from related parties	1,713,058	—	(122,951)	826,640	—	—	—	—	—	46,258	2,463,005
Guarantee deposits received	72,768	13,019	(19,765)	—	—	—	—	—	3,149	—	69,171
Other current liabilities – receipts under custody	11,854,693	—	(1,851,684)	—	1,702,829	—	—	—	—	—	11,705,838
Preference share liabilities	1,976,365	—	(1,930,240)	—	—	—	—	—	—	(46,125)	—
Non-current financial liabilities at fair value through profit or loss	—	2,550,000	—	(2,626,212)	—	—	76,212	—	—	—	—
Lease liabilities	4,966,511	—	(1,243,628)	—	—	(47,739)	—	—	220,925	10,894	3,906,963
Total liabilities from financing activities	$21,819,574	2,563,019	(5,534,095)	(1,799,572)	1,702,829	(47,739)	76,212	—	279,404	11,027	19,070,659

		Cash flows		Non-cash flows
	January 1, 2024	Increase	Decrease	Write off other receivables from related parties	Payments from trust funds	Changes in lease payments/ loan installments	Fair value changes	Converted into share capital	Foreign exchange movement	Others	December 31, 2024
Long-term borrowings liabilities	$861,078	1,186,709	(831,391)	—	—	—	—	—	(82,509)	—	1,133,887
Other payables (installment payables)	—	—	(13,865)	—	—	118,038	—	—	(1,881)	—	102,292
Other payables from related parties	1,946,065	—	(216,478)	(16,529)	—	—	—	—	—	—	1,713,058
Guarantee deposits received	50,458	35,801	(9,557)	—	—	—	—	—	(3,934)	—	72,768
Other current liabilities – receipts under custody	10,404,218	923,093	—	—	527,382	—	—	—	—	—	11,854,693
Preference share liabilities	2,067,326	—	(101,592)	—	—	—	—	—	—	10,631	1,976,365
Non-current financial liabilities at fair value through profit or loss	1,707,248	—	(100,000)	—	—	—	259,418	(1,866,666)	—	—	—
Lease liabilities	724,154	—	(781,844)	—	—	5,096,577	—	—	(124,810)	52,434	4,966,511
Total liabilities from financing activities	$17,760,547	2,145,603	(2,054,727)	(16,529)	527,382	5,214,615	259,418	(1,866,666)	(213,134)	63,065	21,819,574

		Cash flows		Non-cash flows
	January 1, 2023	Increase	Decrease	Additions from acquisition	Payments from trust funds	Changes in lease payments	Fair value changes	converted into share capital converted	Foreign exchange movement and others	Others	December 31, 2023
Long-term borrowings liabilities	$1,196,652	—	(335,574)	—	—	—	—	—	—	—	861,078
Other payables from related parties	2,174,161	—	(228,096)	—	—	—	—	—	—	—	1,946,065
Guarantee deposits received	4,378	25,497	(10,752)	31,298	—	—	—	—	37	—	50,458
Other current liabilities – receipts under custody	2,828,189	—	(696,133)	9,331,061	(1,058,899)	—	—	—	—	—	10,404,218
Preference share liabilities	2,025,945	—	—	—	—	—	26,209	—	—	15,172	2,067,326
Non-current financial liabilities at fair value through profit or loss	1,433,555	430,000	(300,000)	—	—	—	143,693	—	—	—	1,707,248
Lease liabilities	1,221,591	—	(763,225)	139,647	—	133,954	—	—	(7,813)	—	724,154
Total liabilities from financing activities	$10,884,471	455,497	(2,333,780)	9,502,006	(1,058,899)	133,954	169,902	—	(7,776)	15,172	17,760,547

Lease Liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Reconciliation of Lease Liabilities to Cash Flows from Financing Activities

The reconciliation of lease liabilities to cash flows from financing activities was as follows:

	2025	2024
Balance at the beginning of year	$4,966,511	724,154
Change from financing activities:
Payment of lease liabilities	(1,243,628)	(781,844)
Total change from financing activities	(1,243,628)	(781,844)
Other changes:
New lease	—	5,185,668
Interest expense	133,284	72,445
Interest paid	(122,390)	(20,011)
Remeasurements and terminations	(47,739)	(89,091)
Effect of exchange rate movements	220,925	(124,810)
Total liability-related other changes	184,080	5,024,201
Balance at the end of year	$3,906,963	4,966,511